Risk/Return Detail Data - FidelityInternationalBondIndexFund-PRO	Jun. 06, 2025
FidelityInternationalBondIndexFund-PRO |
Prospectus Line Items
Supplement to Prospectus [Text Block]	Supplement to theFidelity® International Bond Index FundMarch 1, 2025Prospectus
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in securities included in the Bloomberg Global Aggregate ex USD ex EM Float Adjusted RIC Diversified Index (Hedged USD). Bloomberg Global Aggregate ex USD ex EM Float Adjusted RIC Diversified Index (Hedged USD) is a multi-currency benchmark that includes fixed-rate treasury, government-related, corporate and securitized bonds from developed markets issuers while excluding USD denominated debt. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Using statistical sampling techniques based on duration, maturity, interest rate sensitivity, security structure, and credit quality to attempt to replicate the returns of the Bloomberg Global Aggregate ex USD ex EM Float Adjusted RIC Diversified Index (Hedged USD) using a smaller number of securities.
Document Type	497
Registrant Name	Fidelity Salem Street Trust